Related Parties and Information about Significant Non-Recurring Events and A tipycal/Unusual Transactions - Summary of Transactions with Associates, Joint Ventures and Other Related Parties (Detail) - EUR (€)
€ in Thousands
	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Transactions Between Related Parties [Line Items]
Sales	€ 52,304	€ 41,606	€ 39,865
Expenses		9	124
Dividends received	1,744	2,335
Amounts owed by related parties	8,028	7,202	5,235
Amounts due to related parties			124
Natuzzi Trading (Shanghai) Co., Ltd [member]
Disclosure Of Transactions Between Related Parties [Line Items]
Sales	48,457	38,401	36,442
Expenses		9	124
Dividends received	1,490	2,335
Amounts owed by related parties	6,953	5,961	3,619
Amounts due to related parties			124
Nars Miami LLCC [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Sales	806	406	646
Dividends received	254
Amounts owed by related parties	123	27	169
Natuzzi Design S.a.s. [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Sales	1,820	1,734	1,686
Amounts owed by related parties	710	888	1,013
Natuzzi Arredamenti S.r.l. [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Sales	989	827	842
Amounts owed by related parties	191	279	367
Natuzzi Sofa S.r.l. [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Sales	232	238	249
Amounts owed by related parties	€ 51	€ 47	€ 67